Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 01, 2015 Segment	Nov. 30, 2014		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 30, 2014 Segment		Nov. 24, 2013		Nov. 25, 2012
Segment Reporting Information [Line Items]
Number of operating segments	3										3
Net revenues	$ 1,055,075	$ 1,388,026	[1]	$ 1,154,129	$ 1,081,847	$ 1,129,990	$ 1,294,831	$ 1,141,284	$ 1,098,898	$ 1,146,678	$ 4,753,992		$ 4,681,691		$ 4,610,193
Restructuring Charges	4,338	49,014	[1]	2,371	19,105	57,935					128,425		0		0
Operating income	107,445	49,947	[1]	105,120	65,128	93,656	66,329	118,086	99,637	181,455	313,851		465,507		333,979
Interest expense	(23,312)	(27,279)	[1]	(27,179)	(31,310)	(31,829)	(33,081)	(30,903)	(32,883)	(32,157)	(117,597)		(129,024)		(134,694)
Loss on early extinguishment of debt		(9,192)	[1]	0	(11,151)	0	0	0	(575)	(114)	(20,343)		(689)		(8,206)
Other income (expense), net	(26,028)	(14,513)	[1]	(5,605)	(6,122)	4,183	(7,756)	(10,661)	(830)	6,066	(22,057)		(13,181)		4,802
Income before income taxes	58,105	(1,037)	[1]	72,336	16,545	66,010	25,492	76,522	65,349	155,250	153,854		322,613		195,881
Asset impairment charges	184					234					6,531		8,330		27,031
Depreciation, Depletion and Amortization	26,475					26,945					109,474		115,720		122,608
Accounts Receivable, Net, Current	368,808	481,981					446,671				481,981		446,671
Inventory, Net	593,610	600,916					603,867				600,916		603,867
Total Assets, Less Current Accounts Receivable, Net and Inventory, Net		1,841,176					2,076,880				1,841,176		2,076,880
Assets	2,691,102	2,924,073					3,127,418				2,924,073		3,127,418
Deferred Tax Assets, Net		660,864					634,105				660,864		634,105		729,140
Long-Lived Assets		406,836					456,920				406,836		456,920		477,544
Americas [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization											29,508		37,520		43,368
Accounts Receivable, Net, Current		322,501					288,360				322,501		288,360
Inventory, Net		289,838					338,849				289,838		338,849
Total Assets, Less Current Accounts Receivable, Net and Inventory, Net		0									0
Europe [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization											20,564
Accounts Receivable, Net, Current		93,604									93,604
Inventory, Net		143,990									143,990
Total Assets, Less Current Accounts Receivable, Net and Inventory, Net		0									0
EMEA [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization													20,597		21,891
Accounts Receivable, Net, Current							101,010						101,010
Inventory, Net							117,442						117,442
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization													9,422		12,887
Accounts Receivable, Net, Current							40,520						40,520
Inventory, Net							113,212						113,212
AMEA [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization											8,501
Accounts Receivable, Net, Current		48,468									48,468
Inventory, Net		101,477									101,477
Total Assets, Less Current Accounts Receivable, Net and Inventory, Net		0									0
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization											50,901		48,181		44,462
Accounts Receivable, Net, Current		17,408					16,781				17,408		16,781
Inventory, Net		65,611					34,364				65,611		34,364
Total Assets, Less Current Accounts Receivable, Net and Inventory, Net		1,841,176					2,076,880				1,841,176		2,076,880
United States
Segment Reporting Information [Line Items]
Net revenues											2,490,994		2,497,756		2,412,647
Deferred Tax Assets, Net		580,122					567,984				580,122		567,984		647,767
Long-Lived Assets		322,329					346,533				322,329		346,533		353,567
Foreign countries
Segment Reporting Information [Line Items]
Net revenues											2,262,998		2,183,935		2,197,546
Deferred Tax Assets, Net		80,742					66,121				80,742		66,121		81,373
Long-Lived Assets		84,507					110,387				84,507		110,387		123,977
Americas [Member]
Segment Reporting Information [Line Items]
Net revenues	574,087					626,836					2,862,867		2,851,037		2,749,327
Operating income	102,292					111,052					531,064		510,496		431,552
Europe [Member]
Segment Reporting Information [Line Items]
Net revenues	277,488					300,426					1,143,313
Operating income	58,189					71,406					181,036
AMEA [Member]
Segment Reporting Information [Line Items]
Net revenues	203,500					202,728					747,812
Operating income	47,340					46,902					108,511
Regional operating income [Member]
Segment Reporting Information [Line Items]
Operating income	207,821					229,360					820,611		801,824		676,704
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Other General and Administrative Expense	8,007					6,441					27,621		0		0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements											30,666		0		0
Other Selling, General and Administrative Expense	88,031					71,328					320,048	[2]	336,317	[2]	342,725	[2]
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Operating income	100,376					135,704					506,760		336,317		342,725
Asset impairment charges															18,800
EMEA [Member]
Segment Reporting Information [Line Items]
Net revenues													1,103,487		1,103,212
Operating income													167,605		178,313
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net revenues													727,167		757,654
Operating income													$ 123,723		$ 66,839

[1]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.
[2]	Included in other corporate staff costs and expenses for the year ended November 25, 2012, is an $18.8 million impairment charge related to the Company's decision in the third quarter of 2012 to outsource distribution in Japan to a third party and close its owned distribution center in that country.